Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income taxes

Note 12 — Income taxes

As of June 30, 2024 and December 31, 2023, the Company’s deferred tax asset had a full valuation allowance recorded against it. The effective tax rate for the three and six months ended June 30, 2024 were 0.0% and (0.1)%, respectively. The effective tax rate for the three and six months ended June 30, 2023 were 25.5% and 19.2%, respectively. The effective tax rate differs from the federal and state statutory tax rate of 21.0% primarily due to the valuation allowance on the deferred tax assets.

Note 13 — Income taxes

The provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Income Tax Expense
Current federal tax expense
Federal	$-	$53,687
State	2,421	22,600
Deferred tax
Federal	162,048	(108,612)
State	53,889	(36,119)
Total	$218,358	$(68,444)

The Company is subject to U.S. federal income tax as well as income tax of state tax jurisdictions. The following is a reconciliation of income tax expenses at the effective rate to income tax at the calculated statutory rates:

	December 31, 2023	December 31, 2022
Statutory tax rate
Federal	21.00%	21.00%
State of California	6.81%	6.98%
Permanent difference	(4.19)%	—%
Change in valuation allowance	(26.69)%	(25.27)%
Effective tax rate	(3.07)%	2.71%

As of December 31, 2023 and 2022 the income tax payable was $299,018 and $833,044, respectively, and the net deferred tax asset was $0 and $215,937, respectively.

The significant components that comprised the Company’s net deferred taxes are as follows:

	As of December 31, 2023	As of December 31, 2022
Deferred tax assets/(liabilities)
Property, plant and equipment	(70,758)	(70,759)
Right of use asset	17,283	10,631
Allowance for credit loss	327,557	73,740
Inventory impairment	355,243	-
Net operating loss – federal	1,243,813	681,949
Less: valuation allowance	(1,873,138)	(479,624)
Total deferred tax assets/(liabilities)	-	215,937

The Company’s cumulative net operating loss (“NOL”) of approximately $6.8 million as of December 31, 2023 was mainly from NOL of Nature’s Miracle and Hydroman. The Company evaluated the recoverable amounts of deferred tax assets and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidence to the extent it could be objectively verified.